SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use, assets	$ 431,746	$ 463,011	$ 370,312
Operating lease liability, current	130,342	127,498	94,708
Operating lease liability, non-current	308,415	342,098	283,001
Total operating lease liabilities	438,757	469,596	377,709
Financing lease right-of-use assets, gross	1,294,168	1,294,168	1,294,168
Accumulated amortization	(609,539)	(513,296)	(128,324)
Finance lease right-of-use assets, net	684,629	780,872	1,165,844
Financing lease liability, current	403,584	395,301	365,463
Financing lease liability, non-current	335,899	444,448	835,467
Total finance lease liabilities	$ 739,483	$ 839,749	$ 1,200,930
Weighted-average remaining lease term, operating leases (in years)	3 years 7 months 6 days	4 years 2 months 15 days	3 years 6 months 29 days
Weighted-average remaining lease term, finance leases (in years)	2 years 3 months 10 days	2 years 4 months 20 days	3 years 3 months
Weighted-average discount rate, operating leases	7.38%	7.41%	8.07%
Weighted-average discount rate, finance leases	8.04%	8.03%	8.01%